Distribution Date:	07/12/24	GS Mortgage Securities Trust 2018-GS9
Determination Date:	07/08/24
Next Distribution Date:	08/12/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2018-GS9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Wells Fargo Bank, National Association
Bond / Collateral Reconciliation - Cash Flows	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Balances	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36255NAQ8	2.861000%	14,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36255NAR6	3.839000%	24,558,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36255NAS4	3.727000%	170,000,000.00	166,338,828.38	1,507,505.17	516,620.68	0.00	0.00	2,024,125.85	164,831,323.21	32.02%	30.00%
A-4	36255NAT2	3.992000%	361,127,000.00	361,127,000.00	0.00	1,201,349.15	0.00	0.00	1,201,349.15	361,127,000.00	32.02%	30.00%
A-AB	36255NAU9	3.978000%	29,946,000.00	20,171,003.98	539,931.18	66,866.88	0.00	0.00	606,798.06	19,631,072.80	32.02%	30.00%
A-S	36255NAX3	4.141000%	65,323,000.00	65,323,000.00	0.00	225,418.79	0.00	0.00	225,418.79	65,323,000.00	23.88%	22.38%
B	36255NAY1	4.321000%	40,694,000.00	40,694,000.00	0.00	146,532.31	0.00	0.00	146,532.31	40,694,000.00	18.81%	17.63%
C	36255NAZ8	4.347643%	56,756,000.00	56,756,000.00	0.00	205,629.04	0.00	0.00	205,629.04	56,756,000.00	11.74%	11.00%
D	36255NAA3	3.000000%	41,765,000.00	41,765,000.00	0.00	104,412.50	0.00	0.00	104,412.50	41,765,000.00	6.54%	6.13%
E	36255NAE5	4.347643%	16,063,000.00	16,063,000.00	0.00	58,196.83	0.00	0.00	58,196.83	16,063,000.00	4.54%	4.25%
F-RR	36255NAG0	4.347643%	9,638,000.00	9,638,000.00	0.00	34,918.82	0.00	0.00	34,918.82	9,638,000.00	3.34%	3.13%
G-RR*	36255NAJ4	4.347643%	26,772,038.00	26,772,038.00	0.00	78,517.89	0.00	0.00	78,517.89	26,772,038.00	0.00%	0.00%
R	36255NAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36255NAL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	4.347643%	30,428,580.00	28,579,705.67	72,721.41	102,888.99	0.00	0.00	175,610.40	28,506,984.26	0.00%	0.00%
Regular SubTotal			887,130,618.00	833,227,576.03	2,120,157.76	2,741,351.88	0.00	0.00	4,861,509.64	831,107,418.27

X-A	36255NAV7	0.412138%	665,014,000.00	612,959,832.36	0.00	210,520.14	0.00	0.00	210,520.14	610,912,396.01
X-B	36255NAW5	0.026643%	40,694,000.00	40,694,000.00	0.00	903.52	0.00	0.00	903.52	40,694,000.00
X-D	36255NAC9	1.347643%	41,765,000.00	41,765,000.00	0.00	46,903.60	0.00	0.00	46,903.60	41,765,000.00
Notional SubTotal			747,473,000.00	695,418,832.36	0.00	258,327.26	0.00	0.00	258,327.26	693,371,396.01

Deal Distribution Total					2,120,157.76	2,999,679.14	0.00	0.00	5,119,836.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36255NAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36255NAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36255NAS4	978.46369635	8.86767747	3.03894518	0.00000000	0.00000000	0.00000000	0.00000000	11.90662265	969.59601888
A-4	36255NAT2	1,000.00000000	0.00000000	3.32666666	0.00000000	0.00000000	0.00000000	0.00000000	3.32666666	1,000.00000000
A-AB	36255NAU9	673.57924197	18.03016029	2.23291525	0.00000000	0.00000000	0.00000000	0.00000000	20.26307554	655.54908168
A-S	36255NAX3	1,000.00000000	0.00000000	3.45083340	0.00000000	0.00000000	0.00000000	0.00000000	3.45083340	1,000.00000000
B	36255NAY1	1,000.00000000	0.00000000	3.60083329	0.00000000	0.00000000	0.00000000	0.00000000	3.60083329	1,000.00000000
C	36255NAZ8	1,000.00000000	0.00000000	3.62303615	0.00000000	0.00000000	0.00000000	0.00000000	3.62303615	1,000.00000000
D	36255NAA3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36255NAE5	1,000.00000000	0.00000000	3.62303617	0.00000000	0.00000000	0.00000000	0.00000000	3.62303617	1,000.00000000
F-RR	36255NAG0	1,000.00000000	0.00000000	3.62303590	0.00000000	0.00000000	0.00000000	0.00000000	3.62303590	1,000.00000000
G-RR	36255NAJ4	1,000.00000000	0.00000000	2.93283201	0.69020446	6.52558203	0.00000000	0.00000000	2.93283201	1,000.00000000
R	36255NAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36255NAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	939.23888890	2.38990482	3.38132736	0.02156887	0.20392605	0.00000000	0.00000000	5.77123218	936.84898408

Notional Certificates
X-A	36255NAV7	921.72470408	0.00000000	0.31656497	0.00000000	0.00000000	0.00000000	0.00000000	0.31656497	918.64591724
X-B	36255NAW5	1,000.00000000	0.00000000	0.02220278	0.00000000	0.00000000	0.00000000	0.00000000	0.02220278	1,000.00000000
X-D	36255NAC9	1,000.00000000	0.00000000	1.12303603	0.00000000	0.00000000	0.00000000	0.00000000	1.12303603	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/24 - 06/30/24	30	0.00	516,620.68	0.00	516,620.68	0.00	0.00	0.00	516,620.68	0.00
A-4	06/01/24 - 06/30/24	30	0.00	1,201,349.15	0.00	1,201,349.15	0.00	0.00	0.00	1,201,349.15	0.00
A-AB	06/01/24 - 06/30/24	30	0.00	66,866.88	0.00	66,866.88	0.00	0.00	0.00	66,866.88	0.00
X-A	06/01/24 - 06/30/24	30	0.00	210,520.14	0.00	210,520.14	0.00	0.00	0.00	210,520.14	0.00
X-B	06/01/24 - 06/30/24	30	0.00	903.52	0.00	903.52	0.00	0.00	0.00	903.52	0.00
A-S	06/01/24 - 06/30/24	30	0.00	225,418.79	0.00	225,418.79	0.00	0.00	0.00	225,418.79	0.00
B	06/01/24 - 06/30/24	30	0.00	146,532.31	0.00	146,532.31	0.00	0.00	0.00	146,532.31	0.00
C	06/01/24 - 06/30/24	30	0.00	205,629.04	0.00	205,629.04	0.00	0.00	0.00	205,629.04	0.00
D	06/01/24 - 06/30/24	30	0.00	104,412.50	0.00	104,412.50	0.00	0.00	0.00	104,412.50	0.00
X-D	06/01/24 - 06/30/24	30	0.00	46,903.60	0.00	46,903.60	0.00	0.00	0.00	46,903.60	0.00
E	06/01/24 - 06/30/24	30	0.00	58,196.83	0.00	58,196.83	0.00	0.00	0.00	58,196.83	0.00
F-RR	06/01/24 - 06/30/24	30	0.00	34,918.82	0.00	34,918.82	0.00	0.00	0.00	34,918.82	0.00
G-RR	06/01/24 - 06/30/24	30	155,660.99	96,996.06	0.00	96,996.06	18,478.18	0.00	0.00	78,517.89	174,703.13
RR Interest	06/01/24 - 06/30/24	30	5,528.84	103,545.31	0.00	103,545.31	656.31	0.00	0.00	102,888.99	6,205.18
Totals			161,189.83	3,018,813.63	0.00	3,018,813.63	19,134.49	0.00	0.00	2,999,679.14	180,908.31

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	Additional Information
Total Available Distribution Amount (1)	5,119,836.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,034,764.54	Master Servicing Fee	8,347.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,403.72
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	347.18
ARD Interest	0.00	Operating Advisor Fee	1,388.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,034,764.54	Total Fees	15,950.94

Principal		Expenses/Reimbursements
Scheduled Principal	551,267.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,223.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	911.30
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,568,890.61	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,120,157.76	Total Expenses/Reimbursements	19,134.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,999,679.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,120,157.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,119,836.90
Total Funds Collected	5,154,922.30	Total Funds Distributed	5,154,922.33

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	833,227,576.19	833,227,576.19	Beginning Certificate Balance	833,227,576.03
(-) Scheduled Principal Collections	551,267.15	551,267.15	(-) Principal Distributions	2,120,157.76
(-) Unscheduled Principal Collections	1,568,890.61	1,568,890.61	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	831,107,418.43	831,107,418.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	833,465,110.26	833,465,110.26	Ending Certificate Balance	831,107,418.27
Ending Actual Collateral Balance	831,429,381.71	831,429,381.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	40,703,378.47	4.90%	43	4.9687	NAP	Defeased	6	40,703,378.47	4.90%	43	4.9687	NAP
10,000,000 or less	13	54,636,639.25	6.57%	43	4.8757	1.737505	1.30 or less	3	84,426,666.39	10.16%	43	4.6411	0.755293
10,000,001 to 20,000,000	3	36,360,302.08	4.37%	42	4.8198	1.779440	1.31 to 1.40	1	4,640,840.18	0.56%	40	4.9840	1.336300
20,000,001 to 30,000,000	5	120,696,600.83	14.52%	42	4.5899	3.340953	1.41 to 1.50	1	10,500,000.00	1.26%	42	4.7235	1.420300
30,000,001 to 40,000,000	3	99,210,000.00	11.94%	38	4.0813	2.423605	1.51 to 1.60	1	5,939,486.14	0.71%	44	5.1005	1.587500
40,000,001 to 50,000,000	1	40,230,000.00	4.84%	43	4.6295	1.981300	1.61 to 1.70	2	7,460,749.03	0.90%	42	4.7278	1.649329
50,000,001 to 60,000,000	2	113,335,868.60	13.64%	44	4.5163	1.683842	1.71 to 2.00	10	141,449,461.59	17.02%	41	4.6036	1.932828
60,000,001 to 70,000,000	4	253,434,629.20	30.49%	43	4.2337	2.607094	2.01 to 3.00	10	412,260,761.03	49.60%	43	4.2724	2.394012
70,000,001 or greater	1	72,500,000.00	8.72%	42	3.5595	2.806000	3.01 or greater	4	123,726,075.60	14.89%	41	3.9362	4.615517
Totals	38	831,107,418.43	100.00%	42	4.3700	2.403494	Totals	38	831,107,418.43	100.00%	42	4.3700	2.403494
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	40,703,378.47	4.90%	43	4.9687	NAP	New Mexico	1	2,716.30	0.00%	(21)	4.5985	5.831900
Alabama	1	1,297,167.78	0.16%	39	4.3790	3.094300	New York	3	79,250,000.00	9.54%	39	4.0519	2.032891
Arizona	3	72,503,802.55	8.72%	42	3.5596	2.806159	North Dakota	7	12,069.85	0.00%	(21)	4.5985	5.831900
Arkansas	1	1,676.94	0.00%	(21)	4.5985	5.831900	Ohio	25	31,270,144.20	3.76%	44	4.6416	2.264527
California	2	68,004,204.33	8.18%	42	3.3651	3.612537	Oklahoma	3	2,622.18	0.00%	(21)	4.5985	5.831900
Colorado	5	9,457,730.04	1.14%	41	4.6338	2.807679	Pennsylvania	7	6,566,314.99	0.79%	44	4.5242	2.211463
Connecticut	5	21,352.57	0.00%	(21)	4.5985	5.831900	South Carolina	1	1,828,537.71	0.22%	39	4.3790	3.094300
Florida	6	76,713,192.16	9.23%	42	4.6018	1.615258	Tennessee	2	3,471.95	0.00%	(21)	4.5985	5.831900
Georgia	3	13,198,121.28	1.59%	43	5.0388	1.685928	Texas	50	126,360,657.86	15.20%	43	4.6127	1.705699
Idaho	2	8,078.06	0.00%	(21)	4.5985	5.831900	Utah	2	8,296,594.06	1.00%	43	4.8621	1.039264
Illinois	18	10,545,497.62	1.27%	44	4.5242	2.212231	Virginia	1	3,235.81	0.00%	(21)	4.5985	5.831900
Indiana	13	31,806,250.68	3.83%	43	4.6366	2.143478	Washington	1	10,961,454.72	1.32%	43	4.4820	1.855800
Iowa	2	2,102.33	0.00%	(21)	4.5985	5.831900	Wisconsin	4	8,550.34	0.00%	(21)	4.5985	5.831900
Kansas	6	1,648,033.74	0.20%	39	4.3799	3.105992	Totals	227	831,107,418.43	100.00%	42	4.3700	2.403494
Kentucky	4	6,414,768.93	0.77%	44	4.7543	2.340444
									Property Type³
Louisiana	2	6,920.63	0.00%	(21)	4.5985	5.831900
Maryland	1	13,573,813.41	1.63%	44	5.3915	1.918800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mexico	1	25,000,000.00	3.01%	40	4.9435	9.184500		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	9	86,172,882.81	10.37%	43	4.4009	2.353229	Defeased	13	40,703,378.47	4.90%	43	4.9687	NAP
Minnesota	13	17,510,872.34	2.11%	42	4.4793	2.482556	Industrial	14	85,081,398.52	10.24%	44	4.5235	2.108111
Missouri	4	5,944,706.21	0.72%	44	5.1001	1.591227	Lodging	164	103,122,085.80	12.41%	43	4.8319	3.944477
Montana	1	1,062.97	0.00%	(21)	4.5985	5.831900	Mixed Use	2	44,250,000.00	5.32%	37	4.4058	1.869156
Nebraska	2	1,322.73	0.00%	(21)	4.5985	5.831900	Multi-Family	1	40,230,000.00	4.84%	43	4.6295	1.981300
Nevada	1	4,109.87	0.00%	(21)	4.5985	5.831900	Office	9	293,146,056.29	35.27%	42	3.9659	2.360517
New Jersey	2	86,000,000.00	10.35%	41	4.4116	2.233786	Retail	23	217,874,499.35	26.21%	42	4.4567	2.200859
							Self Storage	1	6,700,000.00	0.81%	42	4.7385	2.686800
							Totals	227	831,107,418.43	100.00%	42	4.3700	2.403494

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	40,703,378.47	4.90%	43	4.9687	NAP	Defeased	6	40,703,378.47	4.90%	43	4.9687	NAP
	3.750% or less	3	175,500,000.00	21.12%	42	3.4931	3.005554	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.500%	9	276,377,488.97	33.25%	41	4.4008	2.303933	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	203,748,111.15	24.52%	43	4.6014	1.580657	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	103,476,614.13	12.45%	43	4.8148	3.912983	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	2	11,829,286.97	1.42%	44	5.0801	0.896415	49 months or greater	32	790,404,039.96	95.10%	42	4.3391	2.451949
	5.251% or greater	2	19,472,538.74	2.34%	44	5.3680	1.861002	Totals	38	831,107,418.43	100.00%	42	4.3700	2.403494
	Totals	38	831,107,418.43	100.00%	42	4.3700	2.403494
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	40,703,378.47	4.90%	43	4.9687	NAP	Defeased	6	40,703,378.47	4.90%	43	4.9687	NAP
	55 months or less	32	790,404,039.96	95.10%	42	4.3391	2.451949	Interest Only	14	494,586,075.60	59.51%	41	4.1521	2.790008
	56 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	18	295,817,964.36	35.59%	43	4.6519	1.886738
	Totals	38	831,107,418.43	100.00%	42	4.3700	2.403494	Totals	38	831,107,418.43	100.00%	42	4.3700	2.403494
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	40,703,378.47	4.90%	43	4.9687	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	790,404,039.96	95.10%	42	4.3391	2.451949
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	831,107,418.43	100.00%	42	4.3700	2.403494
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310060001	OF	Tempe	AZ	Actual/360	3.559%	215,053.12	0.00	0.00	01/06/28	01/06/33	--	72,500,000.00	72,500,000.00	07/06/24
2	301271583	OF	Sunnyvale	CA	Actual/360	3.365%	190,682.09	0.00	0.00	01/06/28	04/06/31	--	68,000,000.00	68,000,000.00	07/06/24
3	301271610	RT	Novi	MI	Actual/360	4.399%	219,225.19	110,075.63	0.00	N/A	03/06/28	--	59,809,078.67	59,699,003.04	07/06/24
4	301271603	LO	Various	Various	Actual/360	4.755%	242,672.01	93,959.64	0.00	N/A	03/06/28	--	61,248,588.84	61,154,629.20	07/06/24
4A	310061603				Actual/360	4.755%	6,454.90	2,499.25	0.00	N/A	03/06/28	09/06/27	1,629,167.40	1,626,668.15	07/06/24
5A	310061613				Actual/360	4.524%	10,254.40	0.00	0.00	N/A	03/06/28	12/06/27	2,720,000.00	2,720,000.00	07/06/24
5	301271613	IN	Various	Various	Actual/360	4.524%	231,025.60	0.00	0.00	N/A	03/06/28	--	61,280,000.00	61,280,000.00	07/06/24
6	301271562	RT	East Brunswick	NJ	Actual/360	4.383%	230,133.75	0.00	0.00	N/A	12/06/27	--	63,000,000.00	63,000,000.00	07/06/24
7	301271589	OF	Bellaire	TX	Actual/360	4.648%	208,058.10	84,429.21	0.00	N/A	02/06/28	--	53,721,294.77	53,636,865.56	04/06/24
8	301271590	MF	Jacksonville	FL	Actual/360	4.630%	155,203.99	0.00	0.00	N/A	02/06/28	--	40,230,000.00	40,230,000.00	07/06/24
9	309071002	OF	New York	NY	Actual/360	3.605%	105,132.49	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	07/06/24
10	301271518	MU	New York	NY	Actual/360	4.307%	121,134.38	0.00	0.00	N/A	07/06/27	--	33,750,000.00	33,750,000.00	06/06/24
11	301271565	RT	Various	Various	Actual/360	4.379%	111,153.62	0.00	0.00	N/A	10/06/27	--	30,460,000.00	30,460,000.00	07/06/24
12	301271587	OF	Spring	TX	Actual/360	4.489%	96,928.21	37,170.25	0.00	N/A	02/06/28	--	25,910,861.64	25,873,691.39	07/06/24
13	301271563	LO	Cabo San Lucas	MX	Actual/360	4.944%	102,989.58	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	07/06/24
14	301271541	LO	Various	Various	Actual/360	4.598%	7,031.74	1,568,890.61	0.00	N/A	10/05/22	02/06/25	1,834,966.21	266,075.60	07/06/24
15	301271577	RT	Doral	FL	Actual/360	4.529%	93,966.38	0.00	0.00	N/A	01/06/28	--	24,900,000.00	24,900,000.00	07/06/24
16	301271579	RT	East Rutherford	NJ	Actual/360	4.489%	86,029.58	0.00	0.00	N/A	01/06/28	--	23,000,000.00	23,000,000.00	07/06/24
17	301271584	IN	Various	Various	Actual/360	4.482%	81,999.29	31,385.18	0.00	N/A	02/06/28	--	21,954,294.62	21,922,909.44	07/06/24
18	301271580	SS	Various	AZ	Actual/360	5.008%	76,487.51	30,980.74	0.00	N/A	02/06/28	11/06/27	18,325,848.96	18,294,868.22	07/06/24
19	301271599	OF	Bethesda	MD	Actual/360	5.391%	61,089.62	23,060.43	0.00	03/06/28	03/06/33	--	13,596,873.84	13,573,813.41	07/06/24
20	301271555	OF	Grand Rapids	MI	Actual/360	4.271%	43,814.31	25,225.40	0.00	N/A	11/06/27	--	12,311,714.07	12,286,488.67	07/06/24
21	301271578	MU	Brooklyn	NY	Actual/360	4.723%	41,330.62	0.00	0.00	N/A	01/06/28	--	10,500,000.00	10,500,000.00	07/06/24
22	301271607	MF	Houston	TX	Actual/360	5.054%	40,011.57	14,811.29	0.00	N/A	03/06/28	12/06/27	9,500,175.34	9,485,364.05	07/06/24
23	301271588	OF	Midland	TX	Actual/360	4.489%	23,936.13	12,500.31	0.00	N/A	02/06/28	--	6,397,896.74	6,385,396.43	07/06/24
24	301271591	RT	Houston	TX	Actual/360	5.055%	26,119.30	11,151.56	0.00	N/A	02/06/28	11/06/27	6,201,040.37	6,189,888.81	07/06/24
25	301271575	RT	West Palm Beach	FL	Actual/360	4.723%	24,581.63	11,089.76	0.00	N/A	01/06/28	--	6,246,259.75	6,235,169.99	07/06/24
26	301271572	SS	Denver	CO	Actual/360	4.739%	26,456.62	0.00	0.00	N/A	01/06/28	--	6,700,000.00	6,700,000.00	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	301271612	RT	Kirkwood	MO	Actual/360	5.101%	25,290.12	10,546.59	0.00	N/A	03/06/28	--	5,950,032.73	5,939,486.14	07/06/24
28	301271604	OF	South Jordan	UT	Actual/360	5.059%	24,877.24	10,523.14	0.00	N/A	03/06/28	--	5,900,323.97	5,889,800.83	07/06/24
29	301271598	LO	Columbus	GA	Actual/360	5.314%	26,166.43	10,140.63	0.00	N/A	03/06/28	--	5,908,865.96	5,898,725.33	07/06/24
31	301271556	RT	East Point	GA	Actual/360	4.984%	19,308.27	8,019.78	0.00	N/A	11/06/27	--	4,648,859.96	4,640,840.18	07/06/24
32	301271601	LO	Fort Worth	TX	Actual/360	4.755%	16,084.73	6,227.81	0.00	N/A	03/06/28	--	4,059,665.21	4,053,437.40	07/06/24
33	301271605	LO	Indianapolis	IN	Actual/360	4.755%	11,586.38	4,486.10	0.00	N/A	03/06/28	--	2,924,315.06	2,919,828.96	07/06/24
34	301271600	LO	Blue Ash	OH	Actual/360	4.755%	10,332.36	4,000.57	0.00	N/A	03/06/28	--	2,607,810.84	2,603,810.27	07/06/24
35	301271602	LO	Dallas	TX	Actual/360	4.755%	9,470.39	3,666.82	0.00	N/A	03/06/28	09/06/27	2,390,256.06	2,386,589.24	07/06/24
36	301271574	IN	Hollywood	FL	Actual/360	4.992%	7,829.58	3,434.05	0.00	N/A	01/06/28	--	1,881,923.13	1,878,489.08	07/06/24
37	301271606	LO	Indianapolis	IN	Actual/360	4.755%	4,863.31	1,883.01	0.00	N/A	03/06/28	--	1,227,462.05	1,225,579.04	07/06/24
Totals							3,034,764.54	2,120,157.76	0.00				833,227,576.19	831,107,418.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	56,906,311.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	40,030,903.16	10,491,274.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	28,948,614.92	7,418,997.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,714,923.43	10,800,526.87	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	10,678,056.81	2,740,065.79	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	6,256,216.91	1,624,470.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,215,158.00	0.00	--	--	--	0.00	0.00	290,877.91	1,165,387.73	0.00	0.00
8	3,956,103.82	943,179.40	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	75,778,249.10	19,752,033.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,307,565.85	0.00	--	--	--	0.00	0.00	120,993.75	120,993.75	0.00	0.00
11	28,198,458.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,430,975.00	950,765.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	19,818,012.36	20,498,718.46	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	55,866,633.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,610,847.10	249,257.44	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,356,057.03	661,025.68	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,742,336.47	694,336.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,495,910.20	871,488.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,903,981.26	427,126.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	730,622.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	853,164.24	219,936.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	524,257.90	181,579.45	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	877,977.62	218,331.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	713,446.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	94,956.29	30,492.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	749,968.33	869,497.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	448,135.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	827,447.07	797,664.07	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	427,962.14	408,715.14	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	342,315.08	342,653.08	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	240,425.24	66,999.91	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	239,971.60	168,851.60	04/30/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	372,285,963.97	81,427,986.35				0.00	0.00	411,871.66	1,286,381.48	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	301271541	1,568,890.61	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,568,890.61		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/24	0	0.00	1	53,636,865.56	0	0.00	0	0.00	0	0.00	0	0.00	1	1,568,890.61	0	0.00	4.369975%	4.320704%	42
06/12/24	0	0.00	1	53,721,294.77	0	0.00	0	0.00	0	0.00	0	0.00	1	88,256.12	0	0.00	4.370616%	4.321399%	43
05/10/24	0	0.00	1	53,798,479.82	0	0.00	0	0.00	0	0.00	0	0.00	1	43,263.93	0	0.00	4.370831%	4.321608%	44
04/12/24	2	87,632,285.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	44,760.02	0	0.00	4.371050%	4.321818%	45
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	41,919.55	0	0.00	4.371251%	4.322011%	46
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,165,599.66	0	0.00	4.371485%	4.332333%	47
01/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	32,059.97	0	0.00	4.372796%	4.333750%	48
12/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	31,049.07	0	0.00	4.372989%	4.333928%	49
11/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	32,108.92	0	0.00	4.373198%	4.334121%	50
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	62,192.94	0	0.00	4.373380%	4.350430%	51
09/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	32,157.94	0	0.00	4.373595%	4.350643%	52
08/11/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	32,182.88	0	0.00	4.373783%	4.350829%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	301271589	04/06/24	2	2	290,877.91	1,165,387.73	5,274.80	53,958,828.86	10/20/23	2
10	301271518	06/06/24	0	B	120,993.75	120,993.75	0.00	33,750,000.00	02/15/24	13
Totals					411,871.66	1,286,381.48	5,274.80	87,708,828.86
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		266,076	266,076	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		33,750,000	33,750,000	0		0
37 - 48 Months		643,017,529	589,380,664	53,636,866		0
49 - 60 Months		0	0	0		0
> 60 Months		154,073,813	154,073,813	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	831,107,418	777,470,553	0	53,636,866	0	0
Jun-24	833,227,576	779,506,281	0	53,721,295	0	0
May-24	833,820,701	780,022,222	0	53,798,480	0	0
Apr-24	834,411,045	746,778,759	87,632,286	0	0	0
Mar-24	834,956,365	834,956,365	0	0	0	0
Feb-24	835,585,638	835,585,638	0	0	0	0
Jan-24	840,247,340	840,247,340	0	0	0	0
Dec-23	840,773,471	840,773,471	0	0	0	0
Nov-23	841,341,191	841,341,191	0	0	0	0
Oct-23	841,832,052	841,832,052	0	0	0	0
Sep-23	842,426,846	842,426,846	0	0	0	0
Aug-23	842,944,664	842,944,664	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	301271589	53,636,865.56	53,958,828.86	78,475,000.00	11/17/17	2,820,860.00	0.80360	12/31/23	02/06/28	283
10	301271518	33,750,000.00	33,750,000.00	180,000,000.00	06/01/17	9,167,002.85	2.00880	12/31/23	07/06/27	I/O
Totals		87,386,865.56	87,708,828.86	258,475,000.00		11,987,862.85

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	301271589	OF	TX	10/20/23	2

Loan has recently transferred to SS. Contact has been made with the Borrower and a Pre-Negotiation Letter has been executed. Borrower has indicated they wish to engage in an orderly transition of the collateral back to the Lender. A Receiver has been appointed. Working with receiver to coordinate transfer of records and conduct a marketing process for the Property.

10	301271518	MU	NY	02/15/24	13

Loan transferred on March 7, 2024, due to the Borrower's failure to remit property tax payments. A PNL has been executed and the Special Servicer has engaged legal counsel. Special Servicer is assessing next steps.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	301271541	25,000,000.00	4.59850%	25,000,000.00 4.59850%		10	05/29/20	06/06/20	08/06/20
22	301271607	0.00	5.05400%	0.00	5.05400%	10	05/04/21	05/04/21	06/07/21
29	301271598	6,344,936.60	5.31400%	6,344,936.60 5.31400%		10	04/16/21	11/06/20	05/06/21
Totals		31,344,936.60		31,344,936.60
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	11,191.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	7,031.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	548.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	363.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,223.19	0.00	911.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,134.49

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Supplemental Notes
None

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